TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
Schedule of Deferred Tax Assets and Liabilities

	December 31,
	2014	2013
Deferred tax assets:
Net operating losses carryforward *)	$21,229	$25,683
Share based payments	8,958	6,437
Research and development costs	13,105	1,747
Reserves, allowances and other	13,330	12,871

Deferred tax assets before valuation allowance	56,622	46,738
Valuation allowance	(9,860)	(12,253)

Deferred tax assets	46,762	34,485

Deferred tax liabilities:
Acquired intangibles	(37,389)	(53,049)

Deferred tax assets (liabilities), net	$9,373	$(18,564)

*)	Including deferred taxes on losses for US income tax purposes as of December 31, 2014 and 2013, derived from the exercise of employee stock options in the amount of $6,126 and $7,873, respectively.

	December 31,
	2014	2013

Current deferred tax assets	$24,174	$15,625
Long-term deferred tax assets	9,114	3,875
Current deferred tax liabilities	(33)	(223)
Long-term deferred tax liabilities	(23,882)	(37,841)

Deferred tax assets (liabilities), net	$9,373	$(18,564)

Schedule of Effective Income Tax Rate Reconciliation
	Year ended December 31,
	2014	2013	2012

Income before taxes on income, as reported in the consolidated statements of income	$115,025	$83,680	$53,900

Statutory tax rate in Israel	26.5%	25%	25%
Approved, Privileged and Preferred Enterprise benefits *)	(4.0)%	8.4%	(11.6)%
Changes in valuation allowance	(0.2)%	(0.9)%	(7.0)%
Earnings taxed under foreign law	(5.7)%	(9.9)%	(17.4)%
Tax Settlements and other adjustments	(6.7)%	9.9%	(17.3)%
Other	0.5%	1.4%	2.3%

Effective tax rate	10.4%	33.9%	(26.0)%

*)	The effect of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status (including the expense related to the election to release previously tax-exempted earnings under the Order described in Note 13(a)(2) above) on net earnings per ordinary share is as follows:

	Year ended December 31,
	2014	2013	2012

Basic	$(0.08)	$(0.12)	$0.10

Diluted	$(0.07)	$(0.11)	$0.10

Schedule of Income Before Income Tax, Domestic and Foreign
	Year ended December 31,
	2014	2013	2012

Domestic	$75,219	$68,517	$67,559
Foreign	39,806	15,163	(13,659)

	$115,025	$83,680	$53,900

Schedule of Taxes on Income
	Year ended December 31,
	2014	2013	2012

Current	$39,735	$45,680	$10,250
Deferred	(27,785)	(17,275)	(24,244)

	$11,950	$28,405	$(13,994)

Domestic	$4,378	$30,900	$16,856
Foreign	7,572	(2,495)	(30,850)

	$11,950	$28,405	$(13,994)

  Of which:

	Year ended December 31,
	2014	2013	2012

Domestic taxes:
Current	$18,392	$32,020	$17,933
Deferred	(14,014)	(1,120)	(1,077)

	$4,378	$30,900	$16,856
Foreign taxes:
Current	$21,343	$13,670	$(7,749)
Deferred	(13,771)	(16,165)	(23,101)

	$7,572	$(2,495)	$(30,850)

Taxes on income	$11,950	$28,405	$(13,994)

Schedule of Reconciliation of Unrecognized Tax Benefits

	December 31,
	2014	2013

Uncertain tax positions, beginning of year	$33,158	$37,965
Increases in tax positions for prior years	2,521	4,757
Increases in tax positions for current year	5,277	3,563
Settlements	(20,887)	(11,864)
Expiry of the statute of limitations	(1,508)	(1,263)

Uncertain tax positions, end of year	$18,561	$33,158